Note 15 - Total Comprehensive Income/(Loss) - Other Comprehensive Income (Loss) (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Foreign currency translation reserve, before tax	$ (30,217)	$ 48,671
Foreign currency translation reserve, tax (expense) benefit	0	0
Foreign currency translation reserve	(30,217)	48,671
Other comprehensive income, before tax	(30,217)	48,671
Other comprehensive income, tax (expense) benefit	0	0
Other comprehensive income/(loss)	$ (30,217)	$ 48,671